Condensed Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 36,540	$ 961	$ 12,822
Total Current Assets	36,540	961	12,822
Non-current assets
Intangible assets, net of accumulated amortization and impairment of $15,070 and $14,920, respectively	250	400	11,255
Total non-current assets	250	400	11,255
TOTAL ASSETS	36,790	1,361	24,077
Current Liabilities
Accounts payable	450		2,437
Deposits	170,012
Accrued interest	29,728	20,905	10,259
Accrued compensation, related parties	63,000	865,846	613,846
Note payable, related parties	522,000	532,500	435,500
Total current liabilities	785,190	1,419,251	1,062,042
TOTAL LIABILITIES	785,190	1,419,251	1,062,042
COMMITMENTS AND CONTINGENCIES
Stockholders' Deficit
Preferred stock: $0.001 par value, 750,000,000 authorized; 50,000,000 and 50,000,000 shares issued and outstanding, respectively	50,000	50,000	50,000
Common stock: $0.001 par value 900,000,000 authorized; 42,519,708 and 17,136,743 shares issued and outstanding, respectively	42,520	17,137	16,694
Additional paid in capital	2,043,885	877,908	797,615
Accumulated deficit	(2,884,805)	(2,362,935)	(1,902,274)
Total Stockholders' Deficit	(748,400)	(1,417,890)	(1,037,965)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 36,790	$ 1,361	$ 24,077